Revenue - Disclosure Of Disaggregation Of Revenue From Contracts With Customers (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 3,333,154	S/ 2,961,725	S/ 1,735,544
PERU
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,748,483	1,553,430	1,340,121
PERU | Oncosalud Peru [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,030,432	895,507	789,093
PERU | Healthcare services segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	718,051	657,923	551,028
COLOMBIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,443,032	1,192,089	895,366
COLOMBIA | Healthcare services segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,443,032	1,192,089	S/ 895,366
MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,194,597	1,130,388
MEXICO | Healthcare services segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 1,194,597	S/ 1,130,388